Schedule of estimated fair values of warrants (Details) - Warrants [member] - kr / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Weighted average share price			kr 37.38
Weighted average exercise price			kr 72.63
Expected volatility			35.00%
Expected life			3 years
Risk-free interest rate
Expected dividend
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected life			3 years
Risk-free interest rate			3.70%
Top of range [member]
IfrsStatementLineItems [Line Items]
Expected life			5 years
Risk-free interest rate			4.10%